Goodwill and Intangible Assets - Intangible Assets (Details) (10-K) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 259,264	$ 252,982
Accumulated Amortization	(231,890)	(178,208)
Net	27,374	74,774
Developed product technologies
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	127,057	124,792
Accumulated Amortization	(119,392)	(93,351)
Net	7,665	31,441
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	131,045	126,788
Accumulated Amortization	(111,336)	(83,545)
Net	19,709	43,243
Trademarks
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	1,162	1,402
Accumulated Amortization	(1,162)	(1,312)
Net	$ 0	$ 90